Supplemental Information (Derivatives and Hedging - Cash Flow Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	$ (913)	$ (546)
Gain (loss) reclassified from AOCI into earnings	(918)	$ (878)
Pre-tax gain (loss) included in AOCI related to cash flow hedges of forecasted transactions	49
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 134
Maximum term of hedged forecasted transactions	17 years	18 years
Interest Rate Contracts
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	$ (1)	$ (1)
Gain (loss) reclassified from AOCI into earnings	(130)	(234)
Currency Exchange Contracts
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	(907)	(541)
Gain (loss) reclassified from AOCI into earnings	(784)	(641)
Commodity Contracts
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	(5)	(4)
Gain (loss) reclassified from AOCI into earnings	$ (4)	$ (3)